Financing Receivable, Net - Schedule of Financing Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term:
Short-term financing receivables	¥ 5,426,561		¥ 4,070,952
Allowance for credit losses	(508,013)		(318,262)
Total short-term financing receivables, net	4,918,548	$ 753,800	3,752,690
Long-term:
Long-term financing receivables	225,910		714,081
Allowance for credit losses	(21,149)		(55,283)
Total long-term financing receivables, net	204,761	$ 31,381	658,798
Installment Purchase Loans
Short-term:
Short-term financing receivables	457,407		748,717
Long-term:
Long-term financing receivables	127,265		169,080
Personal Installment Loans
Short-term:
Short-term financing receivables	4,969,154		3,322,235
Long-term:
Long-term financing receivables	¥ 98,645		¥ 545,001